Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		$ 52		$ 96
Interest bearing cash		208		27
Foreign currency contracts		5		2
Equity securities - Domestic equities		6,913		9,445
Equity securities - International equities		3,602		4,968
Prefered Interest		8,749
Fixed income securities - Corporate bonds and other instruments		10,723		10,570
Fixed income securities - Government and municipal bonds		6,221		5,751
Fixed income securities - Mortgage-backed securities		382		765
Real estate and real assets		2,579		2,287
Securities lending collateral		1,478		2,248
Purchased options, futures, and swaps		3
Receivable for variation margin		19		6
Assets at fair value		40,934		36,165
Investments sold short and other liabilities at fair value		(663)		(501)
Total plan net assets at fair value		40,271		35,664
Assets held at net asset value practical expedient
Private equity funds		4,384		4,493
Real estate funds		2,162		2,340
Commingled funds		5,740		5,142
Total assets held at net asset value practical expedient		12,286		11,975
Other assets (liabilities)	[1]	(876)		(2,176)
Total Plan Net Assets		51,681		45,463
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		52		96
Interest bearing cash		167		7
Foreign currency contracts		0		0
Equity securities - Domestic equities		6,912		9,441
Equity securities - International equities		3,594		4,967
Prefered Interest		0
Fixed income securities - Corporate bonds and other instruments		0		48
Fixed income securities - Government and municipal bonds		51		0
Fixed income securities - Mortgage-backed securities		0		0
Real estate and real assets		0		0
Securities lending collateral		12		8
Purchased options, futures, and swaps		0
Receivable for variation margin		19		6
Assets at fair value		10,807		14,573
Investments sold short and other liabilities at fair value		(657)		(497)
Total plan net assets at fair value		10,150		14,076
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		0		0
Interest bearing cash		41		20
Foreign currency contracts		5		2
Equity securities - Domestic equities		0		0
Equity securities - International equities		8		1
Prefered Interest		0
Fixed income securities - Corporate bonds and other instruments		10,719		10,520
Fixed income securities - Government and municipal bonds		6,170		5,751
Fixed income securities - Mortgage-backed securities		382		765
Real estate and real assets		0		0
Securities lending collateral		1,466		2,240
Purchased options, futures, and swaps		3
Receivable for variation margin		0		0
Assets at fair value		18,794		19,299
Investments sold short and other liabilities at fair value		(6)		(4)
Total plan net assets at fair value		18,788		19,295
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash		0		0
Interest bearing cash		0		0
Foreign currency contracts		0		0
Equity securities - Domestic equities		1		4
Equity securities - International equities		0		0
Prefered Interest		8,749
Fixed income securities - Corporate bonds and other instruments		4		2
Fixed income securities - Government and municipal bonds		0		0
Fixed income securities - Mortgage-backed securities		0		0
Real estate and real assets		2,579		2,287
Securities lending collateral		0		0
Purchased options, futures, and swaps		0
Receivable for variation margin		0		0
Assets at fair value		11,333		2,293
Investments sold short and other liabilities at fair value		0		0
Total plan net assets at fair value		11,333		2,293
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		669		1,317
Equity securities - Domestic equities		753		866
Equity securities - International equities		542		600
Fixed income securities - Corporate bonds and other instruments		620		619
Fixed income securities - Government and municipal bonds		380		445
Fixed income securities - Mortgage-backed securities		283		309
Securities lending collateral		63		120
Assets at fair value		3,310		4,276
Securities lending payable and other liabilities		(74)		(121)
Total plan net assets at fair value		3,236		4,155
Assets held at net asset value practical expedient
Private equity funds		79		102
Real estate funds		36		41
Commingled funds		973		1,750
Total assets held at net asset value practical expedient		1,088		1,893
Other assets (liabilities)		(47)	[1]	(75)	[2]
Total Plan Net Assets		4,277		5,973
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		45		603
Equity securities - Domestic equities		745		857
Equity securities - International equities		541		600
Fixed income securities - Corporate bonds and other instruments		7		8
Fixed income securities - Government and municipal bonds		2		0
Fixed income securities - Mortgage-backed securities		0		0
Securities lending collateral		0		0
Assets at fair value		1,340		2,068
Securities lending payable and other liabilities		0		0
Total plan net assets at fair value		1,340		2,068
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		624		714
Equity securities - Domestic equities		8		9
Equity securities - International equities		0		0
Fixed income securities - Corporate bonds and other instruments		602		607
Fixed income securities - Government and municipal bonds		377		445
Fixed income securities - Mortgage-backed securities		283		308
Securities lending collateral		63		120
Assets at fair value		1,957		2,203
Securities lending payable and other liabilities		(74)		(121)
Total plan net assets at fair value		1,883		2,082
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash		0		0
Equity securities - Domestic equities		0		0
Equity securities - International equities		1		0
Fixed income securities - Corporate bonds and other instruments		11		4
Fixed income securities - Government and municipal bonds		1		0
Fixed income securities - Mortgage-backed securities		0		1
Securities lending collateral		0		0
Assets at fair value		13		5
Securities lending payable and other liabilities		0		0
Total plan net assets at fair value		$ 13		$ 5

[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.
[2]	Other assets (liabilities) include amounts receivable and accounts payable.